Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-term Debt
Summary of long-term debt

	September 30,
	2021	December 31, 2020
Various equipment notes payable to lenders in monthly installments ranging from $1 to $2, including interest at 6.255 percent to 12.18 percent, maturing from April 2022 through December 2022. The notes are collateralized by the financed equipment and guaranteed by a stockholder of the Company.	$163	$270
Note payable to a bank in monthly installments beginning on January 1, 2020, of $91 plus interest at the greater of 6.00 percent per annum or the prime rate plus 1.00 percent. The note is collateralized by all assets of the Company and is due on March 1, 2023.	1,637	2,454
Total	1,800	2,724
Less current portion	1,231	1,235
Long‑term portion	$569	$1,489

	2020	2019
Various equipment notes payable to banks in monthly installments ranging from $542 to $1,848, including interest at 8.25 percent to 12.18 percent maturing from April 2022 through December 2022. The notes are collateralized by the financed equipment and guaranteed by a stockholder of the Company	$269,849	$400,502
Note payable to a bank in monthly installments beginning on January 1, 2020 of $90,909, plus interest at the greater of 6.00 percent per annum or the prime rate plus 1.00 percent. The note is collateralized by all assets of the Company is due on March 1, 2023	2,454,545	3,000,000
Total	2,724,394	3,400,502
Less current portion	1,235,338	676,196
Long-term portion	$1,489,056	$2,724,306

Summary of balance of debt matures

Years Ending	Amount
2021	$1,235,338
2022	1,216,327
2023	272,727
2024	—
Total	$2,724,392